UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2019

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Focused Global Opportunities Fund

Eaton Vance Focused International Opportunities Fund

Eaton Vance International Small-Cap Fund

Eaton Vance

Focused Global Opportunities Fund

February 28, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.5%

Security	Shares	Value
Denmark — 1.9%
Novo Nordisk A/S, Class B	1,790	$87,756

		$87,756

France — 1.9%
LVMH Moet Hennessy Louis Vuitton SE	255	$87,513

		$87,513

Germany — 2.1%
adidas AG	389	$94,429

		$94,429

Hong Kong — 3.6%
AIA Group, Ltd.	11,111	$110,892
Samsonite International SA(1)	18,596	55,263

		$166,155

Japan — 6.2%
Keyence Corp.	180	$105,258
MISUMI Group, Inc.	3,277	79,713
ORIX Corp.	7,000	101,350

		$286,321

Netherlands — 4.4%
ASML Holding NV	558	$102,079
ING Groep NV	7,416	98,025

		$200,104

Spain — 2.5%
Industria de Diseno Textil SA	3,783	$114,194

		$114,194

Sweden — 3.4%
Assa Abloy AB, Class B	4,424	$91,436
Atlas Copco AB, Class B	2,484	62,334

		$153,770

United Kingdom — 13.3%
Aviva PLC	18,076	$101,326
Diageo PLC	3,779	146,339
Melrose Industries PLC	51,047	117,696
Prudential PLC	5,317	112,101
Unilever PLC	2,525	134,425

		$611,887

United States — 56.2%
Activision Blizzard, Inc.	1,602	$67,508
Alphabet, Inc., Class A(2)	163	183,628
Amazon.com, Inc.(2)	116	190,220
Baxter International, Inc.	1,895	141,613

1

Security	Shares	Value
Boston Scientific Corp.(2)	2,579	$103,470
CDW Corp.	681	63,939
Coca-Cola Co. (The)	2,395	108,589
Ecolab, Inc.	902	152,357
Eli Lilly & Co.	846	106,841
EOG Resources, Inc.	1,423	133,762
HP, Inc.	2,385	47,056
Microsoft Corp.	1,742	195,156
NextEra Energy, Inc.	894	167,822
Phillips 66	1,547	149,069
Verisk Analytics, Inc.(2)	882	111,511
Visa, Inc., Class A	815	120,718
Walt Disney Co. (The)	1,084	122,319
Wells Fargo & Co.	2,665	132,957
Xylem, Inc.	2,377	179,583
Zoetis, Inc.	1,140	107,422

		$2,585,540

Total Common Stocks (identified cost $3,980,906)		$4,387,669

Exchange-Traded Funds — 1.9%

Security	Shares	Value
SPDR S&P 500 ETF Trust	315	$87,784

Total Exchange-Traded Funds (identified cost $86,238)		$87,784

Short-Term Investments — 0.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.62%(3)	19,230	$19,232

Total Short-Term Investments (identified cost $19,232)		$19,232

Total Investments — 97.8% (identified cost $4,086,376)		$4,494,685

Other Assets, Less Liabilities — 2.2%		$102,550

Net Assets — 100.0%		$4,597,235

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2019, the aggregate value of these securities is $55,263 or 1.2% of the Fund’s net assets.

(2)	Non-income producing security.

2

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2019 was $345.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	14.3%	$656,651
Industrials	14.0	642,273
Information Technology	13.8	634,206
Health Care	11.9	547,102
Consumer Discretionary	11.8	541,619
Consumer Staples	8.5	389,353
Communication Services	8.1	373,455
Energy	6.2	282,831
Utilities	3.6	167,822
Materials	3.3	152,357
Exchange-Traded Funds	1.9	87,784
Short-Term Investments	0.4	19,232

Total Investments	97.8%	$4,494,685

The Fund did not have any open derivative instruments at February 28, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$452,476		$—	$452,476
Developed Europe	—	1,349,653		—	1,349,653
North America	2,585,540	—		—	2,585,540
Total Common Stocks	$2,585,540	$1,802,129	*	$—	$4,387,669
Exchange-Traded Funds	$87,784	$—		$—	$87,784
Short-Term Investments	—	19,232		—	19,232
Total Investments	$2,673,324	$1,821,361		$—	$4,494,685

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

3

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Focused International Opportunities Fund

February 28, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.7%

Security	Shares	Value
Canada — 5.5%
CAE, Inc.	5,556	$117,162
Canadian Imperial Bank of Commerce	1,230	104,339

		$221,501

Denmark — 6.8%
Coloplast A/S, Class B	1,230	$122,665
Novo Nordisk A/S, Class B	3,122	153,058

		$275,723

France — 8.9%
Legrand SA	1,491	$98,331
LVMH Moet Hennessy Louis Vuitton SE	536	183,949
Societe Generale SA	2,448	75,202

		$357,482

Germany — 3.2%
adidas AG	533	$129,385

		$129,385

Hong Kong — 4.2%
AIA Group, Ltd.	12,106	$120,822
Samsonite International SA(1)	16,725	49,703

		$170,525

Japan — 15.8%
Kao Corp.	1,230	$93,256
Keyence Corp.	264	154,378
MISUMI Group, Inc.	4,053	98,589
ORIX Corp.	8,090	117,132
Santen Pharmaceutical Co., Ltd.	5,574	87,103
Yamaha Corp.	1,750	86,307

		$636,765

Netherlands — 6.8%
ASML Holding NV	900	$164,643
ING Groep NV	8,278	109,419

		$274,062

Singapore — 1.7%
DBS Group Holdings, Ltd.	3,849	$70,566

		$70,566

Spain — 8.7%
Iberdrola SA	21,568	$180,448
Industria de Diseno Textil SA	5,659	170,823

		$351,271

1

Security	Shares	Value
Sweden — 6.4%
Assa Abloy AB, Class B	7,136	$147,489
Atlas Copco AB, Class B	4,390	110,163

		$257,652

United Kingdom — 28.7%
Aviva PLC	16,757	$93,932
BP PLC	32,781	232,395
Compass Group PLC	5,029	111,066
Diageo PLC	5,329	206,361
GlaxoSmithKline PLC	5,041	100,471
Melrose Industries PLC	53,696	123,804
Prudential PLC	4,819	101,601
Unilever PLC	3,500	186,332

		$1,155,962

Total Common Stocks (identified cost $3,605,795)		$3,900,894

Exchange-Traded Funds — 2.9%

Security	Shares	Value
Equity Funds — 2.9%
iShares MSCI Japan ETF	2,130	$115,787

Total Exchange-Traded Funds (identified cost $115,575)		$115,787

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.62%(2)	18,618	$18,620

Total Short-Term Investments (identified cost $18,620)		$18,620

Total Investments — 100.1% (identified cost $3,739,990)		$4,035,301

Other Assets, Less Liabilities — (0.1)%		$(2,101)

Net Assets — 100.0%		$4,033,200

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2019, the aggregate value of these securities is $49,703 or 1.2% of the Fund’s net assets.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2019 was $368.

2

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	19.7%	$793,013
Consumer Discretionary	18.1	731,233
Industrials	17.2	695,538
Consumer Staples	12.0	485,949
Health Care	11.5	463,297
Information Technology	7.9	319,021
Energy	5.8	232,395
Utilities	4.5	180,448
Exchange-Traded Funds	2.9	115,787
Short-Term Investments	0.5	18,620

Total Investments	100.1%	$4,035,301

The Fund did not have any open derivative instruments at February 28, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$877,856		$—	$877,856
Developed Europe	—	2,801,537		—	2,801,537
North America	221,501	—		—	221,501
Total Common Stocks	$221,501	$3,679,393	*	$—	$3,900,894
Exchange-Traded Funds	$115,787	$—		$—	$115,787
Short-Term Investments	—	18,620		—	18,620
Total Investments	$337,288	$3,698,013		$—	$4,035,301

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

3

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

All of the Fund’s outstanding shares were redeemed and the Fund was liquidated on March 11, 2019, pursuant to a Plan of Liquidation and Termination that was approved by the Fund’s Trustees on February 6, 2019.

4

Eaton Vance

International Small-Cap Fund

February 28, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Australia — 5.0%
Bapcor, Ltd.	53,172	$227,777
Bravura Solutions, Ltd.(1)	68,859	250,069
Challenger, Ltd.	29,625	168,940
Evolution Mining, Ltd.	54,735	139,548
GDI Property Group	391,776	390,486
National Storage REIT	188,129	234,822
Nine Entertainment Co. Holdings, Ltd.	177,945	215,525
Northern Star Resources, Ltd.	20,887	136,873
OZ Minerals, Ltd.	14,465	105,361
Regis Resources, Ltd.	29,531	111,583
Saracen Mineral Holdings, Ltd.(1)	46,135	84,283

		$2,065,267

Austria — 0.9%
ams AG	2,706	$83,703
CA Immobilien Anlagen AG	8,054	272,291

		$355,994

Belgium — 1.4%
Kinepolis Group NV	7,171	$403,542
Melexis NV	2,611	172,028

		$575,570

Canada — 9.6%
Allied Properties REIT	7,190	$262,314
Boyd Group Income Fund	1,923	178,074
CAE, Inc.	26,795	565,038
Canadian Apartment Properties REIT	7,747	295,822
CES Energy Solutions Corp.	89,682	215,354
Detour Gold Corp.(1)	10,559	106,878
Encana Corp.	16,877	123,889
Kinaxis, Inc.(1)	5,587	351,239
Kirkland Lake Gold, Ltd.	5,995	219,218
Laurentian Bank of Canada	10,850	334,087
Linamar Corp.	4,677	183,924
Lundin Mining Corp.	12,255	62,208
North West Co., Inc. (The)	12,577	307,173
Pan American Silver Corp.	5,713	76,321
Quebecor, Inc., Class B	22,707	551,649
Seven Generations Energy, Ltd., Class A(1)	23,341	170,630

		$4,003,818

China — 1.0%
CITIC Telecom International Holdings, Ltd.	505,031	$187,809
Yanlord Land Group, Ltd.	224,442	230,317

		$418,126

Security	Shares	Value
Denmark — 0.7%
Topdanmark A/S	6,279	$309,651

		$309,651

France — 2.1%
Lagardere SCA	8,310	$214,825
Nexity SA	4,472	218,117
Rubis SCA	7,331	433,722

		$866,664

Germany — 6.6%
Axel Springer SE	4,669	$266,575
Bechtle AG	2,900	248,711
Brenntag AG	9,383	465,865
Carl Zeiss Meditec AG	2,764	235,724
Freenet AG	6,154	129,443
Fuchs Petrolub SE	7,492	305,153
LEG Immobilien AG	2,513	280,190
Norma Group SE	7,796	418,403
Rational AG	515	337,842
Salzgitter AG	2,212	67,600

		$2,755,506

Hong Kong — 1.6%
Hysan Development Co., Ltd.	92,968	$490,938
Samsonite International SA(2)	57,128	169,773

		$660,711

Ireland — 1.5%
Green REIT PLC	155,589	$261,417
UDG Healthcare PLC	47,224	361,911

		$623,328

Italy — 4.7%
Amplifon SpA	17,773	$330,273
Banca Generali SpA	9,654	240,881
DiaSorin SpA	3,931	385,082
FinecoBank Banca Fineco SpA	21,857	271,153
MARR SpA	20,518	482,730
Moncler SpA	6,672	255,834

		$1,965,953

Japan — 28.2%
77 Bank, Ltd. (The)	22,136	$355,931
Ariake Japan Co., Ltd.	2,285	120,616
Asahi Co., Ltd.	25,725	349,583
Asahi Intecc Co., Ltd.	5,812	279,503
Chiba Bank, Ltd. (The)	42,980	261,601
Daiichikosho Co., Ltd.	10,327	510,258
Dowa Holdings Co., Ltd.	8,343	272,706
Eiken Chemical Co., Ltd.	8,843	207,939
FP Corp.	7,980	487,691
Fuji Seal International, Inc.	11,646	437,236
H.I.S. Co., Ltd.	13,465	515,142
Invesco Office J REIT, Inc.	2,485	358,397
Japan Hotel REIT Investment Corp.	313	241,656
Japan Lifeline Co., Ltd.	27,415	451,268

Security	Shares	Value
K’s Holdings Corp.	39,775	$366,587
Kenedix, Inc.	63,735	308,740
Kewpie Corp.	19,834	453,508
Kuraray Co., Ltd.	15,119	203,260
Mitsui Fudosan Logistics Park, Inc.	95	280,679
Morinaga & Co., Ltd.	10,322	463,598
Nabtesco Corp.	14,935	395,985
Nippon Light Metal Holdings Co., Ltd.	109,185	241,584
Nohmi Bosai, Ltd.	13,650	234,868
Nomura Co., Ltd.	22,388	646,707
Okamura Corp.	45,330	536,088
Penta-Ocean Construction Co., Ltd.	75,145	379,855
Press Kogyo Co., Ltd.	83,264	458,817
Sakata Seed Corp.	11,482	389,694
Ship Healthcare Holdings, Inc.	10,020	379,764
Sumco Corp.	16,800	214,193
Toho Co., Ltd.	5,185	185,349
Tokyo Century Corp.	3,688	164,675
Yamaha Corp.	8,843	436,121
Yokohama Reito Co., Ltd.	21,815	180,132

		$11,769,731

Luxembourg — 0.2%
APERAM SA	2,261	$73,731

		$73,731

Netherlands — 4.8%
Aalberts Industries NV	15,112	$557,879
GrandVision NV(1)(2)	16,026	355,816
IMCD NV	8,872	695,713
NSI NV	9,625	401,321

		$2,010,729

New Zealand — 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	18,538	$185,484

		$185,484

Norway — 1.1%
SpareBank 1 SR-Bank ASA	27,218	$303,605
TGS NOPEC Geophysical Co. ASA	5,848	159,159

		$462,764

Singapore — 0.8%
Keppel REIT	352,012	$319,869

		$319,869

Spain — 0.7%
Acciona SA	3,007	$292,144

		$292,144

Sweden — 5.2%
Boliden AB	3,729	$101,947
Bufab AB	16,038	179,709
Fabege AB	18,281	245,441
Husqvarna AB, Class B	57,702	472,397

Security	Shares	Value
Indutrade AB	19,488	$554,831
SSAB AB, Class B	27,076	89,022
Trelleborg AB, Class B	31,471	516,284

		$2,159,631

Switzerland — 5.4%
Belimo Holding AG	73	$344,229
Bossard Holding AG, Class A	1,551	249,926
Cembra Money Bank AG	5,854	560,716
Galenica AG(2)	7,413	337,625
Logitech International SA	9,445	354,478
VZ Holding AG	1,576	411,288

		$2,258,262

United Kingdom — 15.7%
Abcam PLC	18,497	$314,882
Avast PLC(1)(2)	47,607	195,358
Bellway PLC	7,407	297,584
Bodycote PLC	47,315	476,274
Cairn Energy PLC(1)	92,587	250,029
Croda International PLC	4,427	282,443
Dechra Pharmaceuticals PLC	14,312	468,683
DS Smith PLC	130,717	581,869
First Derivatives PLC	9,258	268,991
Grainger PLC	140,603	460,445
Halma PLC	33,213	685,220
Hastings Group Holdings PLC(2)	66,708	197,686
Hiscox, Ltd.	19,739	418,254
Inchcape PLC	34,719	260,295
Melrose Industries PLC	211,715	488,140
St. James’s Place PLC	29,622	382,236
Weir Group PLC (The)	6,961	151,394
WH Smith PLC	13,401	373,402

		$6,553,185

United States — 0.4%
Oceaneering International, Inc.(1)	11,620	$179,529

		$179,529

Total Common Stocks (identified cost $39,737,015)		$40,865,647

Exchange-Traded Funds — 1.8%

Security	Shares	Value
Equity Funds — 1.8%
iShares MSCI EAFE Small-Cap ETF	4,537	$259,290
iShares MSCI Hong Kong ETF	16,328	422,242
iShares MSCI Singapore ETF	3,139	73,672

Total Exchange-Traded Funds (identified cost $737,909)		$755,204

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.62%(3)	34,950	$34,954

Total Short-Term Investments (identified cost $34,954)		$34,954

Total Investments — 99.9% (identified cost $40,509,878)		$41,655,805

Other Assets, Less Liabilities — 0.1%		$31,265

Net Assets — 100.0%		$41,687,070

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2019, the aggregate value of these securities is $1,256,258 or 3.0% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2019 was $4,469.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	19.5%	$8,138,236
Real Estate	13.3	5,553,262
Consumer Discretionary	11.3	4,723,052
Financials	10.5	4,380,704
Materials	10.1	4,186,515
Health Care	9.5	3,938,138
Information Technology	7.3	3,058,858
Communication Services	6.4	2,664,975
Consumer Staples	5.8	2,397,451
Energy	2.6	1,098,590
Exchange-Traded Funds	1.8	755,204
Utilities	1.7	725,866
Short-Term Investments	0.1	34,954

Total Investments	99.9%	$41,655,805

The Fund did not have any open derivative instruments at February 28, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$15,419,188		$—	$15,419,188
Developed Europe	—	21,263,112		—	21,263,112
North America	4,183,347	—		—	4,183,347
Total Common Stocks	$4,183,347	$36,682,300	*	$—	$40,865,647
Exchange-Traded Funds	$755,204	$—		$—	$755,204
Short-Term Investments	—	34,954		—	34,954
Total Investments	$4,938,551	$36,717,254		$—	$41,655,805

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 25, 2019